Account Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Accounts Payable and Accrued Liabilities
Lease liabilities	$ 1,075.2	$ 1,094.0
Payables related to cost of sales	965.2	814.3
Salaries and employee benefit liabilities	757.8	599.0
Deferred gift card, hospitality and other revenue	460.7	429.8
Income taxes payable	306.9	361.0
Put options held by non-controlling interests	250.1	173.5
Pension and post retirement liabilities	157.1	145.7
Amounts withheld and accrued taxes	115.7	89.0
Administrative and other	1,398.5	1,100.3
Accounts payable and accrued liabilities	5,487.2	4,806.6	$ 4,587.6
Current	3,557.4	2,911.3
Non-current	1,929.8	1,895.3
Insurance and reinsurance companies
Accounts Payable and Accrued Liabilities
Lease liabilities	349.0	364.1
Salaries and employee benefit liabilities	642.3	500.5
Deferred gift card, hospitality and other revenue	34.8	37.8
Income taxes payable	284.8	347.0
Put options held by non-controlling interests	180.7	128.1
Pension and post retirement liabilities	145.1	132.9
Amounts withheld and accrued taxes	82.5	58.3
Administrative and other	1,142.4	807.4
Accounts payable and accrued liabilities	2,861.6	2,376.1
Current	1,818.3	1,358.0
Non-current	1,043.3	1,018.1
Non-insurance companies
Accounts Payable and Accrued Liabilities
Lease liabilities	726.2	729.9
Payables related to cost of sales	965.2	814.3
Salaries and employee benefit liabilities	115.5	98.5
Deferred gift card, hospitality and other revenue	425.9	392.0
Income taxes payable	22.1	14.0
Put options held by non-controlling interests	69.4	45.4
Pension and post retirement liabilities	12.0	12.8
Amounts withheld and accrued taxes	33.2	30.7
Administrative and other	256.1	292.9
Accounts payable and accrued liabilities	2,625.6	2,430.5
Current	1,739.1	1,553.3
Non-current	$ 886.5	$ 877.2